Other Income (Expense), Net (Details) - Schedule of other income (expense), net on the condensed consolidated statements of operations and comprehensive loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Other income (expense), net
Interest income	$ 186		$ 225	$ 6	$ 7	$ 168
Change in fair value of derivative and warrant liability		(2,478)	(606)	(3,792)	(4,920)	(1,806)
Other expense, net	(70)	(260)	(337)	(494)	$ (502)	$ 17
Total other income (expense), net	$ 116	$ (2,738)	$ (718)	$ (4,280)